Annual Fund Operating Expenses - Class ACIS - DWS Strategic High Yield Tax-Free Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	0.24%
Interest expense	0.06%
Other expenses	0.23%
Total other expenses	0.29%
Total annual fund operating expenses	0.93%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89%
Class C
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	1.00%
Interest expense	0.06%
Other expenses	0.23%
Total other expenses	0.29%
Total annual fund operating expenses	1.69%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.64%
INST Class
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	none
Interest expense	0.06%
Other expenses	0.26%
Total other expenses	0.32%
Total annual fund operating expenses	0.72%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.64%
Class S
Operating Expenses:
Management fee	0.40%	[1]
Distribution/service (12b-1) fees	none
Interest expense	0.06%
Other expenses	0.32%
Total other expenses	0.38%
Total annual fund operating expenses	0.78%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.64%

[1]	"Management fee" is restated to reflect the fund's new management fee rate effective October 1, 2019.